NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2023
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS
NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

5. NEW ACCOUNTING STANDARDS AND RECENT PRONOUNCEMENTS

The following standards, amendments and interpretations have been issued but are not yet effective:

●	In October 2022, the IASB issued amendments to International Accounting Standard (“IAS”) 1, Presentation of Financial Statements titled Non-current liabilities with covenants. These amendments sought to improve the information that an entity provides when its right to defer settlement of a liability is subject to compliance with covenants within 12 months after the reporting period. These amendments to IAS 1 override but incorporate the previous amendments, Classification of liabilities as current or noncurrent, issued in January 2020, which clarified that liabilities are classified as either current or non-current depending on the rights that exist at the end of the reporting period. Liabilities should be classified as non-current if a company has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments are effective January 1, 2024, with early adoption permitted. Retrospective application is required on adoption. This amendment is not expected to have a material impact on the Company.
●	In May 2023, the IASB issued amendments to IAS 7, Statement of Cash Flows and IFRS 7, Financial Instruments Disclosures to provide guidance on disclosures related to supplier finance arrangements that enable users of financial statements to assess the effects of these arrangements on the entity’s liabilities and cash flows and on the entity’s exposure to liquidity risk. The amendments are effective for annual periods beginning on or after January 1, 2024, with early adoption permitted. This amendment is not expected to have a material impact on the Company.

There are no other IFRS Accounting Standards or International Financial Reporting Interpretations Committee interpretations that are not yet effective or early adopted that are expected to have a significant impact on the Company.